Other Non-current Assets - Schedule of Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment for a long-term investment	$ 1,903	$ 0
Long-term deposits	772	1,136
Equipment in-transit	63	273
Deferred financing costs	0	2,289
Others	150	221
Other non-current assets	$ 2,888	$ 3,919